Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Loss Before Income Tax [Line Items]
Product sales, net	$ 48,685,000	$ 0
Royalty revenue	2,657,000	3,156,000
Total Revenue	51,342,000	3,156,000
Cost of inventories	(4,522,000)	0
Amortization of currently marketed intangible assets	(3,082,000)	0
Total Cost of revenues	(7,604,000)	0
Clinical trial and research & development	(12,952,000)	(2,667,000)
Manufacturing production & development	(15,897,000)	16,686,000
Commercialization	(9,124,000)	(631,000)
Employee benefits
Salaries and employee benefits	(12,077,000)	(10,139,000)
Defined contribution superannuation expenses	(263,000)	(199,000)
Equity settled share-based payment transactions	(9,102,000)	(15,172,000)
Total Employee benefits	(21,442,000)	(25,510,000)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(162,000)	(171,000)
Right of use asset depreciation	(1,056,000)	(1,006,000)
Intellectual property amortization	(9,000)	(906,000)
Total Depreciation and amortization of non-current assets	(1,227,000)	(2,083,000)
Other Selling, general and administration
Overheads & administration	(5,402,000)	(4,183,000)
Consultancy	(2,382,000)	(848,000)
Legal, patent and other professional fees	(4,522,000)	(2,440,000)
Intellectual property expenses (excluding the amount amortized above)	(1,755,000)	(1,421,000)
Total Other Selling, general and administration	(14,061,000)	(8,892,000)
Fair value remeasurement of contingent consideration
Remeasurement of financial derivative	8,044,000	0
Remeasurement of contingent consideration	(403,000)	(4,303,000)
Total Fair value remeasurement of contingent consideration	7,641,000	(4,303,000)
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	(4,498,000)	(11,978,000)
Total Fair value remeasurement of warrant liability	(4,498,000)	(11,978,000)
Other operating income and expenses
Interest income	2,646,000	435,000
Foreign exchange gains/(losses)	571,000	(630,000)
Foreign withholding tax paid	0	(480,000)
Government grant income	0	2,000
Total Other operating income and expenses	3,217,000	(673,000)
Finance (costs)/gains
Remeasurement of borrowing arrangements	(1,822,000)	(31,000)
Facility Fee	(2,002,000)	(106,000)
Interest expense	(11,288,000)	(10,690,000)
Total Finance costs	(15,112,000)	(10,827,000)
Loss before income tax	(39,717,000)	(47,722,000)
Restatements [Abstract]
Research & development	(46,162,000)	(5,085,000)
Manufacturing commercialization		0
Management and administration		0
Selling, general and administration	(28,541,000)	(18,012,000)
Previously reported
Restatements [Abstract]
Research & development		(20,649,000)
Manufacturing commercialization		14,740,000
Management and administration		(17,188,000)
Selling, general and administration		0
Effect of change
Restatements [Abstract]
Research & development		15,564,000
Manufacturing commercialization		(14,740,000)
Management and administration		17,188,000
Selling, general and administration		(18,012,000)
Income Statement Functional Expense Categories
Employee benefits
Equity settled share-based payment transactions	(9,101,541)	(15,171,885)
Income Statement Functional Expense Categories | Research and development
Employee benefits
Equity settled share-based payment transactions	(5,025,628)	(8,841,790)
Income Statement Functional Expense Categories | Selling, general and administration
Employee benefits
Equity settled share-based payment transactions	$ (4,075,913)	$ (6,330,095)